Employee future benefits - Composition of Plan Assets (Details)	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Cash and cash equivalents	3.00%	3.00%
Equity securities	60.00%	61.00%
Debt securities	37.00%	36.00%
Total	100.00%	100.00%